Document and Entity Information Document	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Document Type	20-F
Entity Registrant Name	ARCELORMITTAL
Entity Central Index Key	0001243429
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	1,012,079,421
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No